Other operating income (expense), net	12 Months Ended
Dec. 31, 2017
Other Operating Income Expense Net
Other operating income (expense), net
22.	Other operating income (expense), net

(a)	This caption is made up as follows:

	2017	2016	2015
	S/(000)	S/(000)	S/(000)

Write-off for disasters (b)	(9,688)
Income from management and administrative services provided to related parties, note 25	1,560	1,103	505
Recovery of expenses	796	1,053	2,533
Income from land rental and office lease, note 25	682	700	664
Net (loss) gain on disposal of property, plant and equipment	42	(3,466)	6,851
Net income from sale of impaired inventories	—	2,593	—
Changes in the estimation of rehabilitation provision, note 13	—	(5,259)	(514)
Impairment of inventories	—	—	(9,335)
Other minor, net	2,251	5,720	3,209

	(4,357)	2,444	3,913

(b)	During the first quarter of 2017, Peru was affected by the natural phenomenon Coastal El Niño, which caused heavy rains, floods and mudslides in northern Peru since mid-February. The economic losses associated with damage to inventories, machinery and equipment and cost overruns for damage to roads necessary for the distribution of merchandise to customers amounted to S/9,688,000, this amount is presented net of compensation recognized by the insurance company. Of the total amount recognized by the insurance company, S/9,380,000 was pending collection as of December 31, 2017, see note 7(a).